LOANS AND ALLOWANCE FOR CREDIT LOSSES - Narrative (Details) $ in Thousands		3 Months Ended	12 Months Ended
		Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) payment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Loans Receivable [Line Items]
LHFI, net	[1]		$ 76,891,653	$ 80,742,487
LHFS	[2]		1,586,204	1,333,953
Transfer of financial interest in a VIE - Loans			244,693	$ 1,290,891	$ 347,443
Securitizations repurchase			$ 521,500
Financing receivable, accrued interest after allowance for credit loss statement of financial position extensible list not disclosed flag			accrued interest receivable	accrued interest receivable
Accrued interest receivable			$ 587,700	$ 632,400
Credit risk assumptions, historical period			3 years
Loans receivable, unemployment rate			5.50%	5.20%
Loans receivable, basis spread on variable rate			215	194
Total ACL, end of period			$ 6,052,171	$ 6,609,955	6,992,815
Financing receivable, excluding accrued interest, allowance for credit loss, period increase (decrease)			$ (557,800)
Percentage of payment needed on past due loans for qualification			90.00%
Charge-offs			$ 4,708,639	4,840,061	4,744,963
TDRs, number of days past due after modification considered to have subsequently defaulted			90 days
Consumer
Loans Receivable [Line Items]
Total ACL, end of period			$ 5,537,805	5,998,244	6,320,181
Financing receivable, excluding accrued interest, allowance for credit loss, period increase (decrease)			(460,400)
Charge-offs			4,565,026	4,732,029	4,586,806
Commercial
Loans Receivable [Line Items]
Total ACL, end of period			514,366	611,711	672,634
Financing receivable, excluding accrued interest, allowance for credit loss, period increase (decrease)			(97,300)
Charge-offs			143,613	108,032	$ 158,157
VIE, Not Primary Beneficiary
Loans Receivable [Line Items]
Gain (loss) on securitization		$ (21,800)
Release of allowance for credit loss due to transfer to off-balance sheet securitization		$ 42,100
Retail Installment Contracts
Loans Receivable [Line Items]
Amount of loans sold			250,000
Gain (loss) on sale of financing receivable			(53,300)
Decrease in allowance for credit loss due to loans sold			72,700
Retail Installment Contracts | VIE, Not Primary Beneficiary
Loans Receivable [Line Items]
Receivables securitized			1,300,000
Transfer of financial interest in a VIE - Loans			242,900
Gain (loss) on securitization			1,000
Release of allowance for credit loss due to transfer to off-balance sheet securitization			82,100
Personal unsecured loans
Loans Receivable [Line Items]
Amount of loans sold			831,000
Gain (loss) on sale of financing receivable			(41,000)
Decrease in allowance for credit loss due to loans sold			85,900
Personal unsecured loans | Consumer
Loans Receivable [Line Items]
Charge-offs			165,078	332,595
CRE Mortgage Loans | VIE, Not Primary Beneficiary
Loans Receivable [Line Items]
Receivables securitized			502,400
Gain (loss) on securitization			400
Release of allowance for credit loss due to transfer to off-balance sheet securitization			4,900
Other Consumer Portfolio | Consumer
Loans Receivable [Line Items]
Charge-offs			1,200
RICs and auto loans | Consumer
Loans Receivable [Line Items]
Charge-offs			$ 4,396,467	4,393,264
Number of deferred payments allowed | payment			3
Number of deferred payments per period | payment			1
Number of payments required to be eligible for deferred payment | payment			8
RICs and auto loans | Consumer | Extended Maturity For Non-Natural Disasters
Loans Receivable [Line Items]
Term increase from modification (up to)			8 months
RICs and auto loans | Consumer | Extended Maturity For Natural Disasters
Loans Receivable [Line Items]
Term increase from modification (up to)			12 months
RICs and auto loans | Consumer | Payment Deferral Only
Loans Receivable [Line Items]
Term increase from modification (up to)			8 months
RICs and auto loans | Consumer | All Other Modifications
Loans Receivable [Line Items]
Term increase from modification (up to)			36 months
Marine and RV contracts | Consumer | Extended Maturity
Loans Receivable [Line Items]
Term increase from modification (up to)			12 months
Retail installment contracts
Loans Receivable [Line Items]
TDRs, number of days past due after modification considered to have subsequently defaulted			120 days
Asset Pledged as Collateral
Loans Receivable [Line Items]
LHFI, net			$ 50,100,000	$ 59,100,000

[1]	The Company has interests in certain Trusts that are considered VIEs for accounting purposes. At December 31, 2025 and December 31, 2024, net LHFI included $21.6 billion and $24.6 billion, Operating leases assets, net included $8.4 billion and $11.7 billion, restricted cash included $668.2 million and $706.6 million, Other assets included $710.7 million and $693.1 million, Borrowings and other debt obligations included $23.6 billion and $26.2 billion, and Other liabilities included $96.1 million and $99.6 million of assets or liabilities, respectively, that were included within VIEs. See Note 8 to these Consolidated Financial Statements for additional information.
[2]	Includes $1.5 billion and $1.3 billion of loans recorded at the FVO at December 31, 2025 and December 31, 2024, respectively.